Accounts Receivable, Net (Details Narrative) - USD ($)	Jul. 20, 2026	Mar. 31, 2026	Mar. 31, 2025
Subsequent Event [Line Items]
Accounts receivable		$ 840,209	$ 3,310,143
Subsequent Event [Member]
Subsequent Event [Line Items]
Accounts receivable	$ 750,000